Goodwill and Intangible Assets (Details) - Schedule of below-market contract liability - Below-Market Contract - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets (Details) - Schedule of below-market contract liability [Line Items]
Gross Liability	$ 146,990	$ 146,990
Accumulated Amortization	11,780	4,360
Net	$ 135,210	$ 142,630